Obligations for pension and similar liabilities (Details 5)	12 Months Ended
Dec. 31, 2024
Banesprev Plans I [Member]
IfrsStatementLineItems [Line Items]
Plans	7 years 9 months
Cabesp [Member]
IfrsStatementLineItems [Line Items]
Plans	10 years 5 months 8 days
Sanprev I [Member]
IfrsStatementLineItems [Line Items]
Plans	7 years 2 months 1 day
Bandepe [Member]
IfrsStatementLineItems [Line Items]
Plans	8 years 7 months 20 days
Bandeprev Basic [Member]
IfrsStatementLineItems [Line Items]
Plans	5 years 7 months 24 days
Clinica Gratis [Member]
IfrsStatementLineItems [Line Items]
Plans	8 years 2 months 19 days
Santander Previ [Member]
IfrsStatementLineItems [Line Items]
Plans	5 years 4 months 9 days
Diretores Vitalicios [Member]
IfrsStatementLineItems [Line Items]
Plans	6 years 2 months 12 days
CACIBAN [Member]
IfrsStatementLineItems [Line Items]
Plans	5 years 4 months 28 days
DAB [Member]
IfrsStatementLineItems [Line Items]
Plans	4 years 7 months 9 days
DCA [Member]
IfrsStatementLineItems [Line Items]
Plans	4 years 10 months 24 days
Diretores Saude [Member]
IfrsStatementLineItems [Line Items]
Plans	22 years 7 months 6 days
Circulars [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Plans	7 years 11 months 23 days
Circulars [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Plans	7 years 4 months 9 days
Seguro De Vida [Member]
IfrsStatementLineItems [Line Items]
Plans	4 years 9 months